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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F
                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 30 JUNE 2011

Check here if Amendment [  ]; Amendment Number: ______
This Amendment (Check only one.): [  ]  is a restatement.
                                  [  ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    SINGAPORE TECHNOLOGIES TELEMEDIA PTE LTD
Address: 51 CUPPAGE ROAD #09-01
         STARHUB CENTRE
         SINGAPORE 229469

Form 13F File Number: 28-14097

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  PEK SIOK LAN
Title: COMPANY SECRETARY
Phone: +65 6723 8668

Signature, Place, and Date of Signing:

/S/ PEK SIOK LAN                   SINGAPORE                   5 AUGUST 2011
-------------------                -------------------         -----------------
[Signature]                        [City, State]               [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    2
                                           ------------

Form 13F Information Table Entry Total:               2
                                           ------------

Form 13F Information Table Value Total:    US$1,817,003
                                           ------------
                                            (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.       Form 13F File Number           Name
---       --------------------           ----------------------
1.        28-14098                       STT COMMUNICATIONS LTD
2.        28-14099                       RHAPSODY HOLDINGS LTD

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                           FORM 13F INFORMATION TABLE

    COLUMN 1         COLUMN 2    COLUMN 3   COLUMN 4             COLUMN 5         COLUMN 6   COLUMN 7             COLUMN 8
-------------------  --------    ---------  ---------    ------------------------ ---------- --------   ----------------------------
                     TITLE OF                 VALUE       SHRS OR      SH/   PUT/ INVESTMENT   OTHER          VOTING AUTHORITY
  NAME OF ISSUER      CLASS        CUSIP    (x$1000)      PRN AMT      PRN   CALL DISCRETION  MANAGER      SOLE        SHARED  NONE
-------------------  --------    ---------  ---------    ----------    ----  ---- ---------- --------   ----------     ------  -----
GLOBAL CROSSING LTD  SHS NEW     G3921A175  1,817,003 *  47,342,431 **  SH        DEFINED         1     47,342,431 **
SAVVIS, INC.         COM NEW     805423308          0             0     SH        DEFINED      1, 2              0

----------
* Includes US$690,840,000.00 representing the value of 18,000,000 common shares issuable upon conversion of senior preferred shares.

** Includes 18,000,000 common shares issuable upon conversion of senior preferred shares.